Consolidated Statements of Operations and Comprehensive (Loss) Income - USD ($)		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenue
Healthcare services income		$ 1,295,889	$ 1,541,778	$ 911,509
Operating expenses
Cost of healthcare services		(1,215,824)	(1,459,924)	(1,015,023)
Research and development expenses		(9,219,595)	(10,869,642)	(11,586,923)
General and administrative fees		(5,220,405)	(5,409,302)	(4,853,488)
Legal and professional fees		(2,888,140)	(2,617,834)	(2,854,225)
Other operating expenses		(261,038)	(392,511)	(877,391)
Total operating expenses		(18,805,002)	(20,749,213)	(21,187,050)
Other income (loss), net
(Loss) gain on investments in marketable securities, net		(134,134)	(8,031,595)	25,241,556
Gain on long-term investments		5,588,051
Loss on investments in derivatives, net			(4,289)	(199,031)
Gain on use of digital currencies			4,918
Gain on derecognition of non-financial assets			75,000
Interest income (expense), net		146,588	(93,601)	(243,628)
Rental income				30,894
Loss on disposal of subsidiaries			(3,638)
Sundry income		383,506	146,347	365,917
Total other income (loss), net		5,984,011	(7,906,858)	25,195,708
Net (loss) income		(11,525,102)	(27,114,293)	4,920,167
Net loss attributable to non-controlling interests		1,725,542	2,065,904	2,146,687
Deemed dividend related to warrants down round provision				(755,514)
Net (loss) income attributable to Aptorum Group Limited		$ (9,799,560)	$ (25,048,389)	$ 6,311,340
Net (loss) income per share attributable to Aptorum Group Limited
- Basic (in Dollars per share)	[1]	$ (2.75)	$ (7.15)	$ 2.03
- Diluted (in Dollars per share)	[1]	$ (2.75)	$ (7.15)	$ 2
Weighted-average shares outstanding
- Basic (in Shares)	[1]	3,569,484	3,503,396	3,113,588
- Diluted (in Shares)	[1]	3,569,484	3,503,396	3,153,447
Net (loss) income		$ (11,525,102)	$ (27,114,293)	$ 4,920,167
Other comprehensive income (loss)
Exchange differences on translation of foreign operations		35,826	(55,315)	58,848
Other comprehensive income (loss)		35,826	(55,315)	58,848
Comprehensive (loss) income		(11,489,276)	(27,169,608)	4,979,015
Comprehensive loss attributable to non-controlling interests		1,725,542	2,065,904	2,146,687
Deemed dividend related to warrants down round provision				(755,514)
Comprehensive (loss) income attributable to the shareholders of Aptorum Group Limited		$ (9,763,734)	$ (25,103,704)	$ 6,370,188

[1]	All per share amounts and shares outstanding for all periods have been retroactively restated to reflect APTORUM GROUP LIMITED’s 1 for 10 reverse stock split, which was effective on January 23, 2023.